Voya Global Perspectives Portfolio Expense Example - Voya Global Perspectives Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 113
Expense Example, with Redemption, 3 Years	451
Expense Example, with Redemption, 5 Years	812
Expense Example, with Redemption, 10 Years	1,828
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,179
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	$ 1,467